Income Taxes Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Oct. 24, 2014	Dec. 31, 2013
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards	$ 423	$ 704	$ 585	$ 376
Effective Income Tax Rate Reconciliation, Percent	35.00%
Tax Credit Carryforward, Name [Domain]
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards		$ 18
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	$ 13		12
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	5		12
Non current deferred tax asset - amortization	43		14
Non current deferred tax asset - Depreciation	0		0
Non current deferred tax asset - Pension	128		131
Non current deferred tax asset - Net operating losses	87		132
Non current deferred tax asset - Branch accounting future credits	26		26
Non current deferred tax asset - Reserves	13		23
Non current deferred tax asset - Deferred interest deductions	0		0
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	10		8
Non current deferred tax asset - Other	0		0
Deferred Tax Assets, Gross	344		371
Deferred Tax Assets, Net of Valuation Allowance	101		74
Current deferred tax liability - Inventory	0		0
Non current deferred tax liability - Amortization	0		0
Non current deferred tax liability - Depreciation	101		72
Non current deferred tax liability - Other	0		2
Deferred Tax Liabilities, Gross	101		74
Deferred taxes, net	0		0
Deferred Tax Assets, Unrealized Currency Losses	19		13
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory	2		5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences	2		3
Non current deferred tax asset - amortization	19		14
Non current deferred tax asset - Depreciation	2		2
Non current deferred tax asset - Pension	37		40
Non current deferred tax asset - Net operating losses	103		102
Non current deferred tax asset - Branch accounting future credits	0		0
Non current deferred tax asset - Reserves	6		8
Non current deferred tax asset - Deferred interest deductions	65		61
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs	0		0
Non current deferred tax asset - Other	2		3
Deferred Tax Assets, Gross	240		239
Deferred Tax Assets, Net of Valuation Allowance	64		52
Current deferred tax liability - Inventory	5		3
Non current deferred tax liability - Amortization	38		32
Non current deferred tax liability - Depreciation	65		54
Non current deferred tax liability - Other	16		19
Deferred Tax Liabilities, Gross	125		109
Deferred taxes, net	(61)		$ (57)
Deferred Tax Assets, Unrealized Currency Losses	$ 1				$ 2